Loss (earnings) Per Share - Summary (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 30, 2018	Sep. 23, 2018	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Earnings Per Share [Abstract]
Net loss from continuing operations	$ (44.2)	$ (56.2)	$ (57.9)	$ (39.3)	$ (39.5)	$ (37.1)	$ (19.5)	$ (22.4)	$ (197.6)	$ (118.5)	$ (74.9)
Net income (loss) from discontinued operations	5.3	(3.7)	3.9	1.5	(96.4)	(190.6)	19.1	11.3	7.0	(256.6)	(205.0)
Net income from discontinued operations attributable to noncontrolling interest	$ 0.6	$ 0.2	$ 0.3	$ 0.0	$ (0.1)	$ 0.1	$ 0.0	$ 0.0	1.1	0.0	0.1
Net income (loss) from discontinued operations attributable to controlling interest									$ 5.9	$ (256.6)	$ (205.1)
Weighted average shares - basic and diluted (in thousands) (shares)									107,935	103,576	99,530
(Loss) earnings per share - basic and diluted:
Continuing operations attributable to controlling interest - basic (USD per share)									$ (1.83)	$ (1.14)	$ (0.75)
Discontinued operations - basic (USD per share)									$ 0.05	$ (2.48)	$ (2.06)